Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013	2012
Current tax expense	$3,637	$2,795	$2,968
Deferred tax (benefit) expense	(517)	144	(206)
Total income taxes	$3,120	$2,939	$2,762

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,882	$2,139
Deferred compensation	2,008	1,847
Deferred loan fees/costs	288	290
Other real estate owned	370	403
Other	84	205
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(167)	(185)
FHLB stock dividends	(1,074)	(1,081)
Unrealized gain on securities available for sale	(495)	(128)
Prepaid expenses	(206)	(5)
Depreciation and amortization	(451)	(397)
Other	(2)	(1)
Net deferred tax asset	$3,237	$3,087

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013	2012
Statutory tax	$3,806	$3,757	$3,337
Effect of nontaxable interest	(418)	(322)	(302)
Effect of nontaxable insurance premiums	(142)	----	----
Income from bank owned insurance, net	(217)	(195)	(100)
Effect of postretirement benefits	238	----	----
Effect of nontaxable life insurance death proceeds	----	(154)	----
Effect of state income tax	73	76	53
Tax credits	(231)	(230)	(250)
Other items	11	7	24
Total income taxes	$3,120	$2,939	$2,762